Transactions with Related Parties - Statement of Comprehensive Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Revenues (c)	$ 33,904	$ 11,597
Vessel operating expenses	13,422	14,903
Voyage expenses	284	0
General and administrative expenses (d)	4,547	5,195
Capital Ship Management Corp [Member]
Related Party Transaction [Line Items]
General and administrative expenses (d)	$ 1,539	$ 540